CLASS I [Member] Average Annual Total Returns - CLASS I [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Lipper Equity Income Fund Objective (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.15%	8.97%	8.58%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	9.95%	8.45%	8.57%
CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.56%	6.91%	6.64%
CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.27%	6.41%	6.43%